CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

As of June 30, 2019 and June 30, 2018, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2019	2018
Cash and cash equivalents	97,937	249,970
Short term restricted cash	19,612	15,535
Long term restricted cash	45,708	56,156
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	163,257	321,661